VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.2%
Communication Services—0.5%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 137
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	34
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	310
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	49
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	102
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	366
		998

Consumer Discretionary—0.3%
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	200
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	472
		672

Consumer Staples—0.3%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	205	201
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	201	199
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	223
		623

Energy—0.1%
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	220	212
Financials—1.0%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	494
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	290
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	184
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	217
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	320	309
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	362
		1,856

Health Care—0.9%
Community Health Systems, Inc. 144A 5.625%, 3/15/27(1)	620	595
LifePoint Health, Inc.
144A 4.375%, 2/15/27(1)	260	249
144A 9.875%, 8/15/30(1)	550	593
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	139
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	$ 250	$ 243
		1,819

Industrials—0.4%
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	204
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	475	401
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	100	100
		705

Information Technology—0.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	51
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	60	61
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	78
		190

Materials—0.6%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	531
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	425	419
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	192
		1,142

Total Corporate Bonds and Notes (Identified Cost $8,176)		8,217

Leveraged Loans—95.9%
Aerospace—3.2%
American Airlines, Inc. (3 month Term SOFR + 5.012%) 9.629%, 4/20/28(2)	273	280
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.857%, 7/1/31(2)	1,270	1,274
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	685	688
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	261	262
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(2)	1,675	1,555
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.364%, 2/1/29(2)	259	208
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(2)	1,831	1,834
		6,101

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—3.8%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(2)	$1,623	$ 1,629
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(2)	813	813
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(2)	871	876
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(2)	1,008	1,015
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.657%, 4/3/28(2)	1,501	1,510
USALCO LLC (1 month Term SOFR + 4.000%) 8.357%, 9/30/31(2)	548	551
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 3.500%) 7.856%, 8/1/30(2)	879	888
		7,282

Consumer Durables—1.2%
Gloves Buyer, Inc. First Lien (1 month PRIME + 4.114%) 8.471%, 12/29/27	1,005	1,003
Madison Safety & Flow LLC (1 month Term SOFR + 3.250%) 7.607%, 9/26/31(2)	553	557
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.607%, 10/19/29(2)	845	846
		2,406

Consumer Non-Durables—1.8%
AI Aqua Merger Sub, Inc.
2025, Tranche B 0.000%, 7/31/28(2)(3)	140	140
Tranche B (1 month Term SOFR + 3.500%) 8.053%, 7/31/28(2)	750	750
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.829%, 1/31/31(2)	856	810
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(2)	1,316	1,239
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.271%, 8/26/31(2)	520	520
		3,459

Energy—4.0%
CQP Holdco LP (3 month Term SOFR + 2.000%) 6.329%, 12/31/30(2)	998	999
CVR Energy, Inc. 0.000%, 12/30/27(2)(3)	495	495
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(2)	920	927
Freeport LNG Investments LLP Tranche B 0.000%, 12/21/28(2)(3)	1,251	1,256
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.090%, 10/4/30(2)	262	263
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.107%, 5/31/31(2)	$ 162	$ 163
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.329%, 7/25/31(2)	430	433
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(2)	755	759
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(5)	11	—
South Field Energy LLC Tranche B (3 month PRIME + 3.750%) 8.079%, 8/29/31	195	196
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.085%, 2/16/28(2)	998	1,002
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.022%, 5/10/29(2)	653	659
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(2)	624	626
		7,778

Financials—3.5%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.107%, 2/15/27(2)	1,215	1,216
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(2)	318	318
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.857%, 2/14/31(2)	635	636
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(2)	553	554
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(2)	1,207	1,209
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(2)	150	151
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.607%, 6/27/29(2)	968	970
Grant Thornton Advisors LLC
0.000%, 5/30/31(2)(3)	9	9
Tranche B 0.000%, 6/2/31(2)(3)	70	70
HUB International Ltd. 2024 (3 month Term SOFR + 2.750%) 7.367%, 6/20/30(2)	878	883
PEX Holdings LLC (3 month Term SOFR + 2.750%) 7.079%, 11/20/31(2)	220	221
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.079%, 5/6/31(2)	448	449
		6,686

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—4.9%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.607%, 12/23/30(2)	$ 504	$ 507
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 7.471%, 12/8/28(2)	1,054	1,059
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(2)	793	161
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(2)	400	398
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(2)	347	207
Fiesta Purchaser, Inc. 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 2/12/31(2)	468	468
Froneri International Ltd. Tranche B-4 (1 month Term SOFR + 2.000%) 6.357%, 9/17/31(2)	1,572	1,572
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(2)(3)	190	191
Naked Juice LLC (3 month Term SOFR + 3.100%) 7.429%, 1/24/29(2)	1,000	655
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.773%, 7/12/29(2)	1,247	1,257
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 8.828%, 1/3/28(2)	1,695	1,698
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	1,229	1,237
		9,410

Food and Drug—0.3%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.107%, 10/25/27(2)	540	543
Forest Prod / Containers—2.9%
Anchor Glass Container Corp. 2023, First Lien (3 month Term SOFR + 3.012%) 7.340% - 7.528%, 12/7/25(2)	744	558
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.532%, 4/13/29(2)	817	818
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(2)	1,295	1,174
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.589%, 4/15/27(2)	823	828
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(2)	1,199	1,197
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.188%, 9/15/28(2)	1,013	1,021
		5,596

Gaming / Leisure—7.1%
Bulldog Purchaser, Inc. 2024 0.000%, 6/30/31(2)(3)	85	85
	Par Value	Value

Gaming / Leisure—continued
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(2)	$ 580	$ 580
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 7.107%, 8/8/27(2)	358	360
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(2)(3)	375	376
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.528%) 7.857%, 8/31/30(2)	753	756
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 6.929%, 3/29/27(2)	699	701
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(2)	279	279
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.857%, 1/27/29(2)	1,104	1,107
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(2)	1,280	1,276
Fugue Finance B.V. Tranche B 0.000%, 12/5/31(2)(3)	255	257
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.087%, 11/1/29(2)	315	314
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 8.471%, 4/26/28(2)	861	865
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(2)	375	376
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.829%, 11/12/29(2)	729	720
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(2)	880	881
Playa Resorts Holding B.V. (1 month Term SOFR + 2.750%) 7.107%, 1/5/29(2)	975	975
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(2)	1,426	1,428
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.632%, 4/14/29(2)	1,110	1,113
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(2)	419	418
UFC Holdings LLC
Tranche B-3 (3 month Term SOFR + 3.012%) 7.637%, 4/29/26(2)	35	36
Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(2)	925	929
		13,832

Health Care—12.4%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.262% - 7.310%, 5/1/30(2)	1,034	1,014
Bausch & Lomb Corp. (3 month Term SOFR + 4.000%) 8.329%, 9/29/28(2)	380	382

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(2)	$1,082	$ 1,084
Cotiviti, Inc.
7.625%, 5/1/31(2)	120	121
(1 month Term SOFR + 2.750%) 7.303%, 5/1/31(2)	710	713
Dechra Pharmaceuticals Holdings Ltd. Tranche B 0.000%, 12/4/31(2)(3)	340	342
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.357%, 4/23/31(2)	170	171
eResearch Technology, Inc. Tranche B-1 (1 month Term SOFR + 4.000%) 8.357%, 2/4/27(2)	784	788
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 10/1/27(2)	1,360	1,315
Global Medical Response, Inc. 2024 (1 month Term SOFR + 5.500%) 9.856%, 10/31/28(2)	559	560
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.735%, 11/15/27(2)	1,295	1,288
Hanger, Inc. (1 month Term SOFR + 3.500%) 7.857%, 10/23/31(2)	590	595
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.679%, 8/19/28(2)	867	855
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(2)	325	325
Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(2)	135	135
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(2)	1,828	1,833
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.079%, 7/1/31(2)	154	145
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.387%, 4/22/27(2)	875	840
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 7.835%, 11/30/27(2)	1,160	1,165
Parexel International, Inc. (1 month Term SOFR + 3.000%) 7.357%, 11/15/28(2)	835	840
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(2)	731	732
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.857%, 2/21/31(2)	1,461	1,465
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.523%, 9/20/28(2)	627	570
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.579%, 11/3/31(2)	285	286
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 3.762%) 8.275%, 1/31/29(2)	766	755
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(2)	$ 705	$ 706
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.715%, 12/4/31(2)	871	876
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(2)	898	876
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 7.089%, 12/19/30(2)	1,144	1,151
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.835%, 3/2/27(2)	389	375
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.097%, 11/20/26(2)	257	212
VetStrategy Canada Holdings Tranche B-10 (3 month Term SOFR + 4.750%) 9.079%, 12/12/28(2)	544	548
Viant Medical Holdings, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.585%, 10/17/31(2)	941	950
		24,013

Housing—2.6%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.707%, 11/3/28(2)	1,101	1,107
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.250%) 7.747%, 4/12/28(2)	382	364
Tranche C (1 month Term SOFR + 4.500%) 8.897%, 5/15/31(2)	544	522
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.021%, 2/26/29(2)	741	739
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.297%, 6/6/31(2)	1,055	1,044
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 3/19/29(2)	1,201	1,200
		4,976

Information Technology—12.1%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.579%, 2/23/32(2)	90	92
Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(2)	1,784	1,800
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.085%, 8/15/29(2)	533	492
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(2)	1,353	1,363
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.829%, 1/31/31(2)	579	581

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(2)	$1,249	$ 1,230
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.079%, 3/21/31(2)	600	601
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.090%, 9/29/28(2)	1,092	1,098
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.522%, 12/12/29(2)	854	856
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.107%, 11/15/32(2)	70	71
Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(2)	673	676
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.107%, 5/30/31(2)	1,231	1,239
Icon Parent I
(3 month Term SOFR + 3.000%) 7.516%, 11/13/31(2)	315	316
Second Lien (3 month Term SOFR + 5.000%) 9.516%, 9/10/32(2)	140	142
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.079%, 11/22/29(2)	971	973
Infinite Bidco LLC
First Lien (3 month Term SOFR + 4.012%) 8.597%, 3/2/28(2)	376	372
Second Lien (3 month Term SOFR + 7.262%) 11.847%, 3/2/29(2)	290	255
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.829%, 4/1/28(2)	709	709
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(2)	1,043	1,041
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.694%, 12/8/31(2)	660	665
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 8.829% - 9.079%, 9/16/30(2)	235	237
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.397%, 3/27/29(2)	440	441
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 8.847%, 6/2/28(2)	586	587
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.471%, 3/10/28(2)	935	939
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.357%, 8/31/28(2)	1,194	1,199
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.590%, 4/24/28(2)	960	957
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.607%, 11/28/28(2)	822	827
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(2)	668	672
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(2)	1,895	1,907
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B-3 (1 month Term SOFR + 1.750%) 6.194%, 3/2/27(2)	$1,010	$ 1,011
		23,349

Manufacturing—6.2%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.500%) 7.837%, 8/19/31(2)	840	844
Arcline FM Holdings LLC 2024 (6 month Term SOFR + 4.500%) 9.054% - 9.567%, 6/23/28(2)	1,447	1,454
Barnes Group, Inc. 0.000%, 12/10/31(2)(3)	260	260
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.092%, 3/15/30(2)	857	860
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(2)	110	110
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.053%, 9/28/28(2)	1,104	1,069
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 8.132%, 10/9/31(2)	495	497
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 7.971%, 10/21/28(2)	1,207	1,215
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(2)	888	889
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.764%, 11/4/31(2)	1,490	1,492
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.803%, 12/2/31(2)	1,380	1,374
Madison IAQ LLC (6 month Term SOFR + 2.750%) 7.889%, 6/21/28(2)	1,186	1,189
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.107%, 3/17/27(2)	541	543
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(2)	280	281
		12,077

Media / Telecom - Broadcasting—1.7%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.667%, 12/1/28(2)	852	785
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.929%, 6/18/29(2)	1,465	1,309
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(2)	1,229	1,231
		3,325

Media / Telecom - Cable/Wireless Video—3.7%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(2)	465	464

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(2)	$1,221	$ 1,216
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(2)	1,779	1,742
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(2)	1,496	1,467
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(2)	1,146	1,147
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(2)	1,215	1,205
		7,241

Media / Telecom - Diversified Media—2.3%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(2)	687	693
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.107%, 10/1/31(2)	415	416
Formula One Management Ltd.
0.000%, 9/10/31(2)(3)	147	147
Tranche B-1 (3 month Term SOFR + 2.000%) 6.329%, 9/30/31(2)	293	294
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.329%, 8/1/31(2)	646	652
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.823%, 5/3/28(2)	1,168	1,168
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(2)	1,278	1,144
		4,514

Media / Telecom - Telecommunications—1.6%
Level 3 Financing, Inc.
Tranche B-1 (1 month Term SOFR + 6.560%) 10.917%, 4/15/29(2)	771	785
Tranche B-2 (1 month Term SOFR + 6.560%) 10.917%, 4/15/30(2)	771	784
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(2)(6)	1,306	1,156
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(2)(6)	573	469
		3,194

Media / Telecom - Wireless Communications—1.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(2)	1,342	1,349
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.971%, 3/2/29(2)	919	824
		2,173

	Par Value	Value

Metals / Minerals—0.8%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(2)	$ 622	$ 627
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 8.851%, 7/31/26(2)	951	947
		1,574

Retail—2.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.085%, 11/8/27(2)	910	915
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.607%, 2/7/28(2)	546	550
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(2)	1,027	1,012
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(2)	571	574
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.840%, 3/3/28(2)	630	611
PetsMart LLC (1 month Term SOFR + 3.850%) 8.207%, 2/11/28(2)	800	796
		4,458

Service—11.3%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.857%, 7/30/31(2)	174	176
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.096%, 8/16/29(2)	288	291
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.971%, 2/4/28(2)	968	971
Allied Universal Holdco LLC 0.000%, 5/12/28(2)(3)	603	605
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(2)	1,005	1,001
Ascend Learning LLC (1 month Term SOFR + 3.600%) 7.957%, 12/11/28(2)	1,152	1,157
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.107%, 5/31/28(2)	528	532
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.085%, 4/20/29(2)	923	927
Crisis Prevention Institute, Inc. 2024 (1 month Term SOFR + 4.000%) 8.428%, 4/9/31(2)	355	355
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.221%, 3/31/28(2)	998	1,006
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.107%, 10/11/30(2)	595	601
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.585%, 8/1/29(2)	298	300

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Garda World Security Corp. (1 month Term SOFR + 3.500%) 7.897%, 2/1/29(2)	$1,335	$ 1,337
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 7.607%, 6/2/31(2)	349	349
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.839%, 6/12/30(2)	536	540
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.348%, 10/27/31(2)	470	475
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(2)	1,375	1,381
OMNIA Partners LLC (1 month Term SOFR + 2.750%) 7.367%, 7/25/30(2)	835	838
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.471%, 1/21/28(2)	761	766
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(2)	1,227	1,229
Sedgwick Claims Management Services, Inc. 2024 (3 month Term SOFR + 3.000%) 7.585%, 7/31/31(2)	736	739
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(2)	1,030	865
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(2)	1,111	1,115
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.089%, 6/30/28(2)	926	834
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(2)	1,097	1,105
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.090%, 5/3/28(2)	317	320
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.457%, 11/2/27(2)	954	926
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.221%, 3/24/28(2)	1,182	1,152
		21,893

Transportation - Automotive—2.3%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(2)	1,052	1,061
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 5/6/30(2)	883	885
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.847%, 3/30/27(2)	1,042	974
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(2)	1,271	1,070
Wand NewCo 3, Inc. (1 month Term SOFR + 3.250%) 7.607%, 1/30/31(2)	498	500
		4,490

	Par Value	Value

Utilities—2.8%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(2)	$ 997	$ 994
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(3)	690	695
Cpv Fairview LLC Tranche B (1 month Term SOFR + 3.500%) 7.857%, 8/14/31(2)	274	277
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(2)	574	577
Lightning Power LLC Tranche B (3 month Term SOFR + 3.250%) 7.579%, 8/18/31(2)	284	287
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 10.335%, 1/29/27(2)	792	800
Tranche C (3 month Term SOFR + 5.750%) 10.335%, 1/29/27(2)	45	45
South Field Energy LLC Tranche C (3 month PRIME + 3.750%) 8.079%, 8/29/31	12	12
Talen Energy Supply LLC 2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(2)	50	50
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(2)	1,638	1,637
		5,374

Total Leveraged Loans (Identified Cost $186,488)		185,744

	Shares
Common Stocks—0.1%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(4)(7)	3,033	—
West Marine(4)(7)	1,450	3
		3

Health Care—0.1%
Endo, Inc.(7)	5,129	122
Envision Healthcare Corp.(4)(7)	6,407	71
		193

Total Common Stocks (Identified Cost $280)		196

Total Long-Term Investments—100.2% (Identified Cost $194,944)		194,157

TOTAL INVESTMENTS—100.2% (Identified Cost $194,944)		$194,157
Other assets and liabilities, net—(0.2)%		(418)
NET ASSETS—100.0%		$193,739

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $8,217 or 4.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	At December 31, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(7)	Non-income producing.
Country Weightings†
United States	91%
Canada	3
Netherlands	3
Luxembourg	1
France	1
Ireland	1
Total	100%
† % of total investments as of December 31, 2024.
As of December 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc., 3/31/28	$56	$56	$57	$1
Hanger, Inc., 10/23/31	76	76	76	1
USALCO LLC, 9/30/31	57	56	57	—(1)
Total	$189	$188	$190	$2

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,217	$—	$8,217	$—
Leveraged Loans	185,744	—	185,744	—(1)
Equity Securities:
Common Stocks	196	122	—	74(1)
Total Investments	$194,157	$122	$193,961	$74

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $72 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.